Basis of Presentation & Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation & Summary of Significant Accounting Policies
1. BASIS OF PRESENTATION & SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The unaudited consolidated financial statements of Calyxt, Inc. (Calyxt or the Company) have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP or GAAP) for interim financial information and with the rules and regulations of the Securities and Exchange Commission (SEC) applicable to interim financial statements. In the Company’s opinion, the accompanying consolidated financial statements reflect all adjustments necessary for a fair presentation of its statements of financial position, results of operations, and cash flows for the periods presented but they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Except as otherwise disclosed herein, these adjustments consist of normal recurring items. Operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole or any other interim period.
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and the related disclosures at the date of the consolidated financial statements and during the reporting period. Actual results could materially differ from these estimates.
Certain prior year amounts have been reclassified to conform to the current year presentation.
For further information, refer to the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021, filed with the SEC on March 3, 2022. The accompanying Balance Sheet as of December 31, 2021, was derived from the audited consolidated financial statements. This Quarterly Report on Form 10-Q should be read in conjunction with the Company’s consolidated financial statements and notes included in the Annual Report on Form 10-K for the year ended December 31, 2021.
Net Loss Per Share
Due to the Company’s net loss position for the three and nine months ended September 30, 2022, and September 30, 2021, all of its outstanding stock options, restricted stock units (RSUs), performance stock units (PSUs), and warrants to purchase common stock (Common Warrants) are considered anti-dilutive and excluded from the calculation of net loss per share. Accordingly, the treasury method was not used in determining the number of anti-dilutive stock options, RSUs, PSUs, or Common Warrants.
Warrants
The Company issued pre-funded warrants to purchase common stock (Pre-Funded Warrants) in a follow-on offering on February 23, 2022 (the Follow-On Offering). The Pre-Funded Warrants were exercised in full on May 4, 2022, and subsequently settled with the counterparty.
The Company also issued Common Warrants in the Follow-On Offering. The Common Warrants expire on August 23, 2027 and are exercisable for one share of the Company’s common stock for $1.41 per share. The Common Warrants have been classified as a liability because they include a put option election available to their holder that is contingently exercisable if the Company enters into a fundamental transaction (Fundamental Transaction), generally described as a “change of control” (the Change of Control Put). If the Change of Control Put is exercised by the holder of a Common Warrant, they may elect to receive either the consideration of the Fundamental Transaction or put the Common Warrant back to the Company in exchange for cash, based on terms and timing specified in the Common Warrant agreement. If the Change of Control Put option is exercised, the Company is required to pay cash to the holder in an amount as determined by the Black Scholes pricing model, with assumptions determined in accordance with the terms of the Common Warrants.
The Common Warrants are reported at fair value with changes in fair value reported in earnings. The Company reports the changes in fair value of the Common Warrants in non-operating income (expenses) in its consolidated statements of operations.

Impairment of Long-Lived Ass
ets
As of September 30, 2022, the Company had $18.6 million of land, buildings, and equipment and operating lease right-of-use assets and a net book value of $8.8 million. As of September 30, 2022, the Company’s market capitalization was $8.0 million. The Company has a single asset group and reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of that asset group may not be recoverable. One such impairment indicator is if the Company’s market capitalization is lower than its net book value for an extended period of time.
If the impairment tests indicate that the carrying value of the asset group is greater than the expected undiscounted cash flows to be generated by the asset group, further analysis is performed to determine the fair value of the asset group. To the extent the fair value of the asset group is less than its carrying value, an impairment loss is recognized equal to the amount the carrying value exceeds the fair value of the asset group. Fair value is measured using a discounted cash flow model or independent appraisals, as appropriate.
As of the date of this filing, management has determined there was no impairment of its long-lived assets based on its financial projections and its stated pursuit of strategic alternatives, which could include various outcomes.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) and in July 2018, ASU No. 2018-10, Codification Improvements to Topic 842, Leases, and ASU 2018-11, Leases (Topic 842) – Targeted Improvements (collectively, the Standard). The Standard requires lessees to record assets and liabilities on the balance sheet for all leases with terms longer than 12 months. The Standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the income statement.
The Company adopted the Standard as of January 1, 2022, using the transition method which does not require revisions to comparative periods. The Company elected to implement the transition package of practical expedients permitted within the Standard, which among other things, allows it to carryforward the historical lease classification. In addition, the Company elected the hindsight practical expedient to determine the lease term for existing leases and it also made an accounting policy election to not record leases with an initial term of 12 months or less on its consolidated balance sheet.
The Company’s adoption of the Standard required it to remove the previously reported amounts for land, buildings, and equipment associated with its headquarters and laboratory facility lease as well as the associated liability. The Company assessed the elements of its lease agreement and upon adoption, recorded an operating lease associated with the sale leaseback of land component of the lease, and a second operating lease associated with the building component of the lease. The Company recorded operating lease assets and liabilities of $14.1 million within its consolidated balance sheet as of January 1, 2022. The Standard had no impact on the Company’s consolidated statements of operations or cash flows. The $0.8 million cumulative effect of the adoption of the Standard was recorded to stockholders’ equity. See Note 8 for further information regarding the Company’s leases.
In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326)” (ASU 2016-13). ASU 2016-13 creates accounting requirements on how to account for credit losses on most financial assets and certain other instruments. This will require the estimation of lifetime expected credit losses and corresponding recognition of allowance for losses on trade and other receivables
, loans, and other instruments held at amortized cost. The ASU requires certain recurring disclosures and is effective for annual periods, and interim periods within those annual periods, beginning on or after December 15, 2023. The Company is in the process of analyzing the impact of this standard on its results of operations.

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Overview
Calyxt, Inc. was founded in 2010

and incorporated in Delaware. Calyxt is a plant-based synthetic biology company that leverages its proprietary PlantSpring
™
technology platform to engineer plant metabolism to produce innovative, high-value materials and products for use in helping customers meet their sustainability targets and financial goals. The Company is focused on developing these materials and products for customers in large and differentiated end markets including the cosmeceutical, nutraceutical, and pharmaceutical industries. The Company uses its PlantSpring technology platform for development of those plant-based chemistries and will produce them in its proprietary BioFactory
TM
production system.
Prior to its initial public offering (IPO) on July 25, 2017, the Company was a wholly owned subsidiary of Cellectis S.A. (Cellectis). As of December 31, 2021, Cellectis owned
61.8
percent of the Company’s issued and outstanding common stock. Cellectis has certain contractual rights as well as rights pursuant to the Company’s certificate of incorporation and bylaws, in each case, for so long as it maintains threshold beneficial ownership levels in the Company’s shares.
Basis of Presentation and Use of Estimates
The Company has prepared its Consolidated Financial Statements according to accounting principles generally accepted in the United States and has included the accounts of Calyxt and its subsidiary.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes, including those related to revenue recognition, the net realizable value of inventories, stock-based compensation, and valuation allowances on deferred tax assets. Actual results could differ from those estimates.
Cash, Cash Equivalents, Restricted Cash, and Investments
All investments purchased with an original maturity of three months or less are accounted for as cash equivalents. The Company’s restricted cash balances are cash and cash equivalents deposited in an amount equal to the future rent payments as required under the Company’s equipment lease facility. The Company may request the return of excess restricted cash collateral annually in December. The amount of the restricted cash balance the Company expects to have returned in December 2022 is reflected as a current asset.
The Company periodically invests its cash in high grade, highly liquid securities, and investment funds. The Company considers securities purchased with more than ninety days to their original maturity at issuance to be short-term investments. These short-term investments are classified as available-for-sale
securities based on the Company’s intent to generally match maturities with Calyxt’s projected monthly cash usage. The Company held these securities to their planned maturity or liquidated them earlier in response to variations in the Company’s monthly cash usage.
The Company ensures the credit risk in this portfolio is in accordance with its internal policies and if necessary, makes changes to investments to ensure credit risk is minimized. The Company has not experienced any counterparty credit losses.
Accounts Receivable
Accounts receivable are unsecured and are recorded at net realizable value. The Company makes judgments as to its ability to collect outstanding receivables based upon patterns of collectability, historical experience, and its evaluation of specific accounts and will provide an allowance for credit losses when collection becomes doubtful. The Company performs credit evaluations of its customers’ financial condition on an as-needed
basis. Payment is generally due fifteen or thirty days from the invoice date depending upon the product, and accounts pa st 30
days are individually analyzed for collectability. When all collection efforts have been exhausted, the account is written off.
Inventory
Inventories are recorded at the lower of cost or net realizable value and include all costs of seed production and grain the Company purchased as well as costs to store and transport the grain. As of December 31, 2020, inventory included the costs to process the grain into finished products. Consideration received from growers when they purchase seed is recorded as a reduction of inventory.
The Company evaluates inventory balances for obsolescence or estimated net realizable value on a regular basis based on the age of the inventory and its sales forecasts. At each period-end,
the Company made assumptions regarding projected selling prices for its products considering futures market prices for the underlying agricultural markets and its associated risk management strategies, anticipated costs, and other factors that take into consideration its limited operating history and compare those prices to the current weighted average inventory costs. If the Company’s costs were higher than the projected selling prices, then a valuation adjustment was recorded.
Prior to the commercialization of its high oleic soybean products, the Company expensed all grain costs as R&D.
Forward Purchase Contracts
Under the Company’s former
go-to-market
soybean strategy, it would enter into hedging contracts to convert fixed price grain inventories and fixed price grain production agreements to floating prices, consistent with how the grain was sold.
The seed contracts often required the Company to pay prices for the seed produced at commodity futures market prices plus a premium. The seed growers had the option to fix their price with the Company throughout the term of the agreement. The Company paid a portion of the seed cost in December each year and the remainder upon delivery in either the first or second quarter of the following year.
The grain grower contracts required the Company to pay prices for all grain produced at commodity futures market prices plus a premium. The grain growers had the option to fix their price with the Company throughout the term of the agreement. The grain grower contracts allowed for delivery of grain to the Company at harvest, if so specified when the agreement was executed, otherwise delivery occurred on a date that was elected by the Company through August 31, 2021. The Company paid for grain within a contractually determined number of days following delivery and final pricing.
Upon delivery, the inventory was carried at historical cost but sold at prevailing market prices. As a result, the Company entered into hedging arrangements by selling futures contracts which converted its market exposure to these fixed prices to floating prices. By executing these hedging strategies, the Company could closely match the expected economic terms of the grain sale with the market, which helped stabilize margins until such inventory was sold. The Company did not account for these economic hedges as accounting hedges. All unrealized gains or losses on outstanding hedging contracts were recognized in Cost of Goods sold. The Company expected that any gains or losses from these hedging arrangements would be offset by gains or losses on the grain inventories when such grain inventories were sold.
Prior to August 1, 2020, the Company designated all of its commodity derivative contracts as cash flow hedges based on the nature of its business activities. As a result, all gains or losses associated with recording those commodity derivative contracts at fair value were recorded as a component of accumulated other comprehensive income (loss) (AOCI). The Company reclassified amounts from AOCI to cost of goods sold when the underlying products were sold to which those hedges related. For the year ended December 31, 2020, the Company reclassified a nominal amount from AOCI to cost of goods sold, and there were no such reclassifications in 2021.
Land, Buildings, and Equipment
Land, buildings, and equipment are stated at cost less accumulated depreciation. Assets under capital lease are stated at the lesser of their net present value of future lease payments or fair market value. Repairs and maintenance costs are expensed as incurred. The cost and accumulated depreciation of property and equipment retired, or otherwise disposed of, are removed from the related accounts, and any residual values are charged to expense. Depreciation is recorded using the straight-line method over estimated useful lives as follows:

Buildings and improvements	10- 20 years
Leasehold improvements	Shorter of lease term or 15 years
Office furniture and equipment	7 years
Assets under capital lease	4 - 20 years
Computer equipment and software	3- 5 years
Vehicles	3- 6 years
Impairment of Long-Lived Assets
The Company has a single asset group and reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of that asset group may not be recoverable. If the impairment tests indicate that the carrying value of the asset group is greater than the expected undiscounted cash flows to be generated by the asset group, further analysis is performed to determine the fair value of the asset group. To the extent the fair value of the asset group is less than its carrying value, an impairment loss is recognized equal to the amount the carrying value exceeds the fair value of the asset group. If the Company’s plans or intentions change with regard to a specific asset within the asset group, that asset’s remaining useful life is assessed and depreciation is accelerated if necessary. Assets to be disposed of are carried at the lower of their carrying value or fair value less costs to sell. Fair value is measured using a discounted cash flow model or independent appraisals, as appropriate. The Company has not recognized any impairment losses in these consolidated financial statements.
Revenue Recognition
The Company accounts for a contract as revenue when it has approval and commitment to perform from both parties, the rights of the parties are identified, payment terms are established, the contract has commercial substance, and collectability of the consideration is probable. Changes to contracts are assessed for whether they represent a modification or should be accounted for as a new contract. The Company considers the following indicators, among others, when determining if it is acting as a principal in the transaction and recording revenue on a gross basis: (i) the Company is primarily responsible for fulfilling the promise to provide the specified good or service, (ii) the Company has inventory risk before the specified good or service has been transferred to a customer or after transfer of control to the customer and (iii) the Company has discretion in establishing the price for the specified good or service. If a transaction does not meet the Company’s indicators of being a principal in the transaction, then the Company is acting as an agent in the transaction and the associated revenues are recognized on a net basis.
The Company recognizes revenue when control of the good or service has passed to the customer. The following indicators are evaluated in determining when control has passed to the customer: (i) the customer has legal title to the product, (ii) the Company has transferred physical possession of the product or service to the customer,

(iii) the Company has a right to receive payment for the good or service, (iv) the customer absorbs the significant risks and rewards of ownership of the good and (v) the customer has accepted the good.
The Company generally does not incur costs to obtain new contracts.
Performance Obligations
A performance obligation is a promise in a contract to transfer a distinct good or service to the customer. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The Company’s contracts may contain multiple performance obligations if a promise to transfer the individual good or service is separately identifiable from other promises in the contracts and, therefore, is considered distinct. Performance obligations that are not considered distinct are combined with other goods or services in the contract until that combination meets the distinct criteria above. For contracts with multiple performance obligations, the Company determines the standalone selling price of each performance obligation and allocates the total transaction price using the relative selling price basis.
The following is a description of the principal goods and services from which the Company generates revenue:
Product Sales
Historically, the Company sold soybean grain, oil, and meal. The Company recognized sales revenue at the point in time that title transferred to the customer, which was based on shipping terms. Sales included shipping and handling charges if billed to the customer and were reported net of trade promotion and other costs, including estimated allowances for returns, unsalable product, and prompt pay discounts. Sales, use, value-added, and other excise taxes were not recognized in revenue. Trade promotions were recorded based on estimated participation and performance levels for offered programs at the time of sale. The Company generally did not allow a right of return.
During 2021 and 2020, the Company sold soybean grain to a processor and subsequent to the sale they utilized the Company’s rented third-party storage facility to hold the grain until such time they requested it be delivered. The Company was responsible for all handling charges and delivery activities. In those instances, the Company recognized revenue from the sale of grain to the processor upon the transfer of the control of the grain, which was determined to be at the time of the issuance of the purchase order and assignment of warehouse receipts to the customer. The Company determined that the reason for the arrangement was substantive, in that the customer had requested the arrangement, the product was separately identified as belonging to the customer, the product was ready for physical transfer, and the Company did not have the ability to use the product or direct it to another customer. The Company concluded that any remaining performance obligations (e.g., for custodial services) were immaterial in relation to the contract. The Company concurrently accrued all estimated future storage, handling, and delivery costs associated with that sale. All arrangements of this nature were completed prior to December 31, 2021.
In certain transactions occurring in the third quarter of 2020, the Company sold grain to a processor with a commitment to provide consideration to the processor in exchange for the soybean meal resulting from the grain crushing activity. The Company determined the consideration payable to the processor was not in exchange for a distinct good or service, as the soybean meal was considered highly interrelated to the grain because they both possess Calyxt specific genetic traits, and the transactions were entered into in contemplation of one another, and therefore, were not considered to be distinct within the context of the contract. For these transactions, the Company recognized revenue from the sale of grain in the amount of the final net cash settlement with the processor, as the consideration payable to the processor was treated as a reduction of revenue.
Technology Licensing
The Company recognizes revenue from license agreements, which may consist of nonrefundable up-front
payments, milestone payments, annual licensing fee payments, royalty payments, and payments for services.

Nonrefundable
up-front
payments are deferred and recognized as revenue over the term of the license agreement. If a license agreement is terminated before the original term of the agreement is fulfilled, all remaining deferred revenue is recognized at termination.
Annual licensing fee payments are generally associated with services in the contract and are recognized over time as the customer receives the benefits of the services. If necessary, the Company establishes and increases a contract asset as the revenue is recognized. For these types of payments, the Company recognizes revenue using an input method, such as the completed contract or time elapsed methods, or an output method, such as the work performed or units produced methods. The Company will apply each method of revenue recognition consistently for like contracts and assess any revenue estimates periodically for cumulative adjustments.
In certain instances, the receipt of payments in these arrangements are dependent upon the achievement of certain scientific, regulatory, commercial, or other milestones. The Company recognizes milestone payments when the triggering event has occurred, there are no further contingencies or services to be provided with respect to that event, and the counterparty has no right to refund of the payment.
Royalty revenues are expected to arise following the commercialization of products developed using the licensed technology by the counterparty to the license agreement. The royalties may be a percentage of sales or another measurement achieved by the licensee. Royalty revenues will be recognized at the later of (i) when the licensee is generating sales subject to royalty payments or (ii) the performance obligation to which the sales-based or usage-based royalties relates has been satisfied.
Product Development Agreements
The Company recognizes revenue from product development agreements, which may consist of nonrefundable up-front
payments, milestone payments, annual payments, and payments for services.
Nonrefundable
up-front
payments are recognized as revenue over the term of the development agreement. If a development agreement is terminated before the original term of the agreement is fulfilled, all remaining deferred revenue is recognized at termination.
In certain instances, the receipt of payments in these arrangements are dependent upon the achievement of certain scientific, regulatory, commercial, or other milestones. Milestone payments are considered variable consideration which are evaluated against the Company’s performance obligations for determination of when it is appropriate to recognize revenue. For purposes of revenue recognition, the Company considers whether the performance obligation is achieved, which may be (i) when a triggering event has occurred, (ii) there are no further contingencies or services to be provided with respect to that event, and (iii) the customer has no right to require refund of their payment. The Company recognizes milestone payments as revenue when it is highly probable that any revenue recognized will not be subsequently reversed.
Annual payments are generally associated with services in the contract and are recognized over time as the customer receives the benefits of the services. If necessary, the Company establishes and increases a contract asset as the revenue is recognized. For these types of payments, the Company recognizes revenue using an input method, such as the completed contract or time elapsed methods, or an output method, such as the work performed or units produced methods. The Company will apply each method of revenue recognition consistently for like contracts and assess any revenue estimates periodically for cumulative adjustments.
Agreements for the performance of research and development services and cost reimbursements are recognized as revenue over time based on work performed.
Collaborative Arrangements
For arrangements that do not represent contracts with a customer, the Company analyzes the transaction to assess whether the arrangement involves joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards that are dependent on the commercial success of such activities. The Company had no such arrangements as of December 31, 2021.
Advertising Costs
The Company expenses advertising costs as incurred.
Research and Development Expenses
The Company recognizes R&D expenses as incurred. These expenses consist of direct costs for R&D and
R&D-related
allocations of overhead costs such as facilities and information technology costs. Costs incurred in connection wit
h customer-fun
ded activities are expensed as incurred. Costs to acquire technologies that are utilized in R&D that have no alternative future use are expensed as incurred. Prior to the commercialization of the Company’s soybean product, the Company expensed all grain costs as R&D.
Patents
The Company expenses patent costs, including related legal costs, as incurred. Costs to write and support the research for filing patents are recorded as R&D expenses in the statements of operations. Costs to maintain, in-license,
and defend patents are recorded as SG&A expenses in the statements of operations.
Stock-Based Compensation
The Company generally measures the fair value of employee and nonemployee stock-based awards on their grant date and records compensation expense on a straight-line basis over the related service period of the award, which is generally the vesting period. The Company uses the Black-Scholes option pricing model to value its stock option awards. The Company generally measures compensation expense for grants of restricted stock units using the Company’s share price on the date of grant. The Company uses a Monte Carlo simulation pricing model when estimating the fair values of performance stock units. The Company estimates fair values and accounts for employee and nonemployee awards in a similar manner.
Due to the Company’s limited history, it does not always have sufficient historical stock option activity to make predictive assumptions based solely on its stock or stock option activity for the Black-Scholes option pricing model. As a result, the Company may need to use data from other comparable public companies or alternative calculation methods to make predictive assumptions.
The Company estimates its future stock price volatility using the weighted-average historical volatility calculated from a group of comparable public companies over the expected term of the option. The group of comparable public companies is determined by management on an annual basis. When selecting a comparable company, management considers relevant factors including industry and strategy, size, maturity, and financial leverage. The comparable companies used by management to calculate expected volatility may change from year-to-year
because of changes in those factors and because a new comparable company may become publicly traded.
The expected term of stock options is estimated using the average of the vesting tranches and the contractual life of each grant for employee options, or the simplified method, as the Company has limited historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants.
Due to the limited historical experience of the Company’s stock awards program, it has elected to account for forfeitures of awards as they occur. If an award is forfeited prior to vesting, the associated reduction in expense is reflected net in stock-based compensation expense in that period. Stock-based compensation expense is recorded in R&D and SG&A expenses in the Company’s consolidated statements of operations.

Income Taxes
Current income taxes are recorded based on statutory obligations for the current operating period for the jurisdictions in which the Company has operations.
Deferred taxes are provided on an asset and liability method, whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when the Company believes it is more likely than not that some portion or all the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.
Foreign Currency Transactions
Transactions in foreign currencies are translated at the exchange rates effective on the transaction dates. Assets and liabilities denominated in foreign currencies are translated at the period-end
exchange rate. Foreign currency gains and losses are recognized in non-operating
expenses in the consolidated statements of operations.
Foreign currency fluctuations affect the Company’s foreign currency cash flows related primarily to payments to Cellectis. The Company’s principal foreign currency exposure is to the euro. The Company does not hedge these exposures, and it does not believe that the current level of foreign currency risk is significant to its operations.
Net Loss Per Share
Due to the Company’s net loss position for the years ended December 31, 2021, 2020, and 2019, all its outstanding stock options, restricted stock units, and performance stock units are considered anti-dilutive and excluded from the calculation of net loss per share. Accordingly, the treasury method was not used in determining the number of anti-dilutive stock options and restricted stock units.
Recently Issued Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU)
No. 2016-02,
“Leases (Topic 842)” (ASU
2016-02).
Under ASU
2016-02,
an entity will be required to recognize assets and liabilities for the rights and obligations created by leases on the entity’s balance sheet for both finance and operating leases. For leases with a term of 12 months or less, an entity can elect to not recognize lease assets and lease liabilities and expense the lease over a straight-line basis for the term of the lease. Because the Company is an emerging growth company, the Company adopted the new standard on January 1, 2022, using the cumulative effect upon adoption approach.
In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments – Credit Losses (Topic 326)” (ASU
2016-13).
ASU
2016-13
creates accounting requirements on how to account for credit losses on most financial assets and certain other instruments. This will require the estimation of lifetime expected credit losses and corresponding recognition of allowance for losses on trade and other receivables, loans, and other instruments held at amortized cost. The ASU requires certain recurring disclosures and is effective for annual periods, and interim periods within those annual periods, beginning on or after December 15, 2023. The Company is analyzing the impact of this standard on its results of operations and financial position.